ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 5,686,131	$ 6,078,115		$ 2,921,298
Less: allowance for credit losses	(1,031,775)	(780,109)	$ (690,371)	(634,166)	$ (694,257)	$ (736,725)
Account receivable, net	$ 4,654,356	$ 5,298,006		$ 2,287,132